CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parentheticals) - shares		3 Months Ended
	Sep. 05, 2025	Sep. 30, 2025
Private Placement Warrants
Number of warrants issued	7,046,111	7,046,111